Employee Benefits - Additional information (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number and average number of employees
Number of employees Belgium	37.8	20.2
Number of employees Israel	46.0	36.7
Number of employees Australia	7.0	5.0
Number of employees USA	15.0	10.0
Number of employees	105.8	71.9	42.5